Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue
The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Silver
Provisional sales revenue	$19,212	$21,246
Derivative pricing adjustments	370	179
	19,582	21,425
Zinc
Provisional sales revenue	$3,078	$48,309
Derivative pricing adjustments	(1,094)	(1,939)
	1,984	46,370
Lead
Provisional sales revenue	$16,142	$26,061
Derivative pricing adjustments	(400)	(550)
	15,742	25,511
Other by-products
Provisional sales revenue	$15	$597
Derivative pricing adjustments	71	(238)
	86	359

Total provisional sales revenue	$38,447	$96,213
Total derivative pricing adjustments	(1,053)	(2,548)
Gross revenue	$37,394	$93,665
Treatment and selling costs	(9,511)	(35,255)
	$27,883	$58,410